Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023
Statement of Cash Flows [Abstract]
Net income	$ 815,722	$ 1,454,087
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation	353,586	374,321
Amortization	48,476	14,887
Bad debt expense (recovery)	(567,384)	63,255
Deferred tax benefits	24,805	(9,488)
Foreign currency transaction (gains) loss	(29,409)	(590,132)
Changes in operating assets and liabilities:
Accounts receivable	5,222,075	890,718
Notes receivable	(1,287,936)	(3,297,585)
Inventories	(1,967,053)	(4,019,245)
Advances to suppliers	(703,267)	1,286,625
Advances to suppliers – related parties	(1,010,512)
Other receivables	(382,670)	96,563
Other noncurrent assets	(742)
Accounts payable	(2,095,988)	1,585,941
Accounts payable - related parties	(3,738,303)	1,374,569
Accrued expenses and other current liabilities	(354,407)	(34,020)
Notes payable	3,167,373	(477,344)
Advances from customers	(883,933)	80,069
Advances from customers – related parties	(1,008,232)
Taxes payable	(1,065,494)	641,442
Net cash used in operating activities	(5,463,293)	(565,337)
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(81,163)	(53,908)
Net cash used in investing activities	(81,163)	(53,908)
Cash Flows from Financing Activities:
Proceeds from short-term borrowings	2,499,324	1,003,426
Repayments on short-term borrowings	(4,498,110)	(13,054,572)
Proceeds from long-term borrowings	2,761,434	4,283,195
Repayments on long-term borrowings	(6,495,615)	(9,472,341)
Proceeds from share issuance, net of offering costs		23,010,000
Repayments to related parties	(20,815)	(286,693)
Net cash (used in) provided by financing activities	(5,753,782)	5,483,015
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(62,912)	1,262,779
Net (decrease) increase in cash and cash equivalents and restricted cash	(11,361,150)	6,126,549
Cash and cash equivalents and restricted cash at the beginning of period	20,961,693	14,543,245	$ 14,543,245
Cash and cash equivalents and restricted cash at the end of period	9,600,543	20,669,794	20,961,693
Reconciliation of cash and cash equivalents and restricted cash to the Consolidated Balance Sheet
Cash and cash equivalents	7,803,550	19,754,552
Restricted cash	1,796,993	915,242
Cash and cash equivalents and restricted cash at the end of period	9,600,543	20,669,794	$ 20,961,693
Supplemental disclosures of cash flows information:
Cash paid for income taxes	362,992	16,671
Cash paid for interest	$ 90,630	$ 290,086